BOGLE INVESTMENT MANAGEMENT
SMALL CAP GROWTH FUND
PORTFOLIO OF INVESTMENTS
NOVEMBER 30, 2020 (UNAUDITED)

	NUMBER
	OF SHARES	VALUE
Common Stocks—97.9%
Commercial Services—4.8%
FTI Consulting, Inc.*	3,000	$315,060
Huron Consulting Group, Inc.*	13,154	579,697
iClick Interactive Asia Group Ltd., ADR*	44,766	321,868
Kforce, Inc.	12,864	528,067
Stamps.com, Inc.*	1,540	288,688
TriNet Group, Inc.*	3,700	277,500
TrueBlue, Inc.*	35,930	686,263
		2,997,143
Consumer Durables—3.3%
Arlo Technologies, Inc.*	58,300	306,658
Fossil Group, Inc.*	36,856	390,674
Nautilus, Inc.*	16,049	338,634
Niu Technologies, SP ADR*	7,346	219,058
Turtle Beach Corp.*	20,193	377,407
Vista Outdoor, Inc.*	22,216	458,316
		2,090,747
Consumer Non-Durables—4.4%
Central Garden & Pet Co., Class A*	19,373	714,670
Coca-Cola Consolidated, Inc.	2,200	575,718
Nomad Foods Ltd.*	19,121	461,772
Nu Skin Enterprises, Inc., Class A	10,543	543,070
USANA Health Sciences, Inc.*	6,251	469,950
		2,765,180
Consumer Services—4.1%
Collectors Universe, Inc.	6,757	521,303
Gravity Co., Ltd., SP ADR*	1,980	344,322
Liberty Global PLC, Class C*	6,900	149,316
Medifast, Inc.	2,942	600,580
Papa John's International, Inc.	4,600	369,656
Scholastic Corp.	24,216	574,403
		2,559,580
Distribution Services—0.7%
Pool Corp.	642	222,203
SYNNEX Corp.*	1,300	208,403
		430,606
Electronic Technology—8.2%
Amkor Technology, Inc.	44,418	654,721
Calix, Inc.*	15,101	357,592
MagnaChip Semiconductor Corp.*	47,531	667,335
NeoPhotonics Corp.*	72,466	584,076
Plantronics, Inc.*	20,577	562,164
Silicon Motion Technology Corp., ADR	12,314	488,619
Smith & Wesson Brands, Inc.	20,600	324,656
Sonos, Inc.*	31,499	700,538
United Microelectronics Corp., SP ADR	36,208	258,163
Xperi Holding Corp.	29,559	563,986
		5,161,850
Finance—19.1%
360 DigiTech, Inc., ADR*	5,900	73,160
AerCap Holdings NV*	5,500	202,180
Cohen & Co., Inc.*	15,152	254,250
Cohen & Steers, Inc.	7,600	537,852
Cowen, Inc., Class A	30,400	728,384
eXp World Holdings, Inc.*	4,681	249,638
Focus Financial Partners, Inc., Class A*	12,369	489,936
Hennessy Capital Acquisition Corp IV, Class A*	32,200	418,600
Houlihan Lokey, Inc.	4,100	265,598
Interactive Brokers Group, Inc., Class A	9,674	510,400
LendingClub Corp.*	74,524	594,701
Lincoln National Corp.	4,500	212,490
LPL Financial Holdings, Inc.	4,701	426,710
Mr Cooper Group, Inc.*	5,660	150,896
Nelnet, Inc., Class A	4,983	338,346
PennyMac Financial Services, Inc.	4,000	230,560
Piper Jaffray Companies	2,536	233,743
PJT Partners, Inc., Class A	9,398	651,093
Primerica, Inc.	2,000	260,540
ProAssurance Corp.	31,307	498,094
Realogy Holdings Corp.*	29,900	368,069
Rent-A-Center, Inc.	11,700	395,694
SEI Investments Co.	6,273	330,901
Selectquote, Inc.*	20,300	435,435
StoneX Group, Inc.*	3,748	230,952
TCG BDC, Inc.	57,900	628,794
Textainer Group Holdings Ltd.*	29,104	536,096
Third Point Reinsurance Ltd.*	55,654	530,939
Up Fintech Holding Ltd., ADR*	44,600	264,924
Virtus Investment Partners, Inc.	3,628	648,977
WillScot Mobile Mini Holdings Corp.*	13,100	281,781
		11,979,733
Health Services—0.5%
Chemed Corp.	400	191,300
LHC Group, Inc.*	700	137,424
		328,724
Health Technology—18.4%
Alpha Pro Tech Ltd.*	25,010	316,126
Amarin Corp PLC, ADR*	85,200	422,592
AnaptysBio, Inc.*	13,968	360,235
Aptose Biosciences, Inc.*	50,418	336,288
Assertio Holdings, Inc.*	7,375	3,098
Bio-Techne Corp.	725	219,900
Bluebird Bio, Inc.*	7,900	348,311
Cerus Corp.*	73,200	486,780
Compugen Ltd.*	23,700	304,308
Dyne Therapeutics, Inc.*	9,040	182,246
Eagle Pharmaceuticals, Inc.*	13,700	623,350
Emergent BioSolutions, Inc.*	3,731	305,681
Exelixis, Inc.*	7,900	151,364
Five Prime Therapeutics, Inc.*	13,000	244,400
Fluidigm Corp.*	28,700	179,662
Galapagos NV, SP ADR*	1,300	159,393
GenMark Diagnostics, Inc.*	23,000	307,510
Grifols SA, ADR	13,374	247,820
Hill-Rom Holdings, Inc.	4,434	420,609
ICON PLC*	600	116,928
ICU Medical, Inc.*	2,584	487,601
Inari Medical, Inc.*	4,163	287,539
Intercept Pharmaceuticals, Inc.*	12,400	440,324
Meridian Bioscience, Inc.*	20,828	393,649
Natus Medical, Inc.*	30,875	645,905
Neurocrine Biosciences, Inc.*	2,000	189,880
NextCure, Inc.*	34,285	346,964
Novocure Ltd.*	1,908	239,740
Orthofix Medical, Inc.*	18,212	669,473
Puma Biotechnology, Inc.*	31,033	349,121
Quidel Corp.*	581	113,324
Radius Health, Inc.*	30,833	486,545
Repligen Corp.*	800	151,736
Sangamo Therapeutics, Inc.*	40,254	402,138
Supernus Pharmaceuticals, Inc.*	19,100	406,830
Surface Oncology, Inc.*	26,232	237,137
		11,584,507
Industrial Services—3.2%
Argan, Inc.	12,711	584,579
Comfort Systems USA, Inc.	9,037	455,375
Dycom Industries, Inc.*	5,006	314,677
Primoris Services Corp.	26,300	637,775
		1,992,406
Non-Energy Minerals—2.2%
Boise Cascade Co.	15,780	682,485
Kinross Gold Corp.	24,900	177,786
UFP Industries, Inc.	10,342	554,848
		1,415,119
Process Industries—3.0%
Aemetis, Inc.*	10,700	23,433
Clearwater Paper Corp.*	13,500	471,285
Lakeland Industries, Inc.*	22,394	443,849
Pacific Ethanol, Inc.*	31,600	193,708
Rogers Corp.*	2,715	398,861
Scotts Miracle-Gro Co., (The)	1,898	333,611
		1,864,747
Producer Manufacturing—4.8%
American Superconductor Corp.*	7,700	153,076
Atkore International Group, Inc.*	17,500	682,150
Canadian Solar, Inc.*	8,000	342,080
Gibraltar Industries, Inc.*	7,768	508,493
Herman Miller, Inc.	900	32,076
Pitney Bowes, Inc.	49,724	283,427
Toro Co., (The)	100	9,071
Tupperware Brands Corp.	6,400	215,360
Watsco, Inc.	1,425	323,988
YETI Holdings, Inc.*	7,247	457,793
		3,007,514
Retail Trade—4.8%
Aaron's Holdings Co., Inc.	8,981	565,174
Big Lots, Inc.	5,700	294,519
BJ's Wholesale Club Holdings, Inc.*	10,874	445,725
MarineMax, Inc.*	13,422	440,778
ODP Corp, (The)*	19,907	570,734
Qurate Retail, Inc., Class A	36,312	380,187
Sportsman's Warehouse Holdings, Inc.*	24,304	338,555
		3,035,672
Technology Services—11.8%
A10 Networks, Inc.*	72,425	577,951
Blucora, Inc.*	41,644	543,038
Boingo Wireless, Inc.*	22,458	317,781
Box, Inc., Class A*	28,928	540,664
Cars.com, Inc.*	33,800	377,546
ChannelAdvisor Corp.*	28,821	425,110
Corsair Gaming, Inc.*	2,900	110,142
CSG Systems International, Inc.	10,100	438,138
Dropbox, Inc., Class A*	14,567	290,903
ExlService Holdings, Inc.*	7,100	591,146
Futu Holdings Ltd., ADR*	4,800	211,680
J2 Global, Inc.*	3,700	331,557
LiveRamp Holdings, Inc.*	2,410	141,009
Mitek Systems, Inc.*	38,279	450,927
Momo, Inc., SP ADR	32,800	471,664
NETGEAR, Inc.*	16,741	532,531
NIC, Inc.	2,100	49,213
Sciplay Corp., Class A*	27,851	414,701
Shutterstock, Inc.	2,805	192,872
Upwork, Inc.*	11,930	390,350
		7,398,923
Transportation—2.8%
Atlas Air Worldwide Holdings, Inc.*	8,900	496,709
Marten Transport Ltd.	28,799	507,726
Providence Service Corp., (The)*	5,820	790,298
		1,794,733
Utilities—1.8%
Just Energy Group, Inc.*	20,300	99,470
Maxeon Solar Technologies Ltd.*	8,400	205,128
NRG Energy, Inc.	10,415	341,091
Pampa Energia SA, SP ADR*	831	11,709
Vistra Corp.	16,825	314,291
VivoPower International PLC*	15,800	143,622
		1,115,311
TOTAL COMMON STOCKS
(Cost $53,694,671)		61,522,495
SHORT-TERM INVESTMENTS—2.8%
U.S. Bank Money Market Deposit Account, 0.03%(a)		1,731,155
TOTAL SHORT-TERM INVESTMENTS
(Cost $1,731,155)		1,731,155
TOTAL INVESTMENTS—100.7%
(Cost $55,425,826)		63,253,650
LIABILITIES IN EXCESS OF OTHER ASSETS—(0.7)%		(444,478)
NET ASSETS—100.0%		$62,809,172
___________
*	Non-income producing security
(a)	The rate shown is as of November 30, 2020.
ADR	American Depositary Receipt
PLC	Public Limited Company
SP ADR	Sponsored ADR

The accompanying notes are an integral part of the portfolio of investments.

BOGLE INVESTMENT MANAGEMENT
SMALL CAP GROWTH FUND
NOTES TO PORTFOLIO OF INVESTMENTS
NOVEMBER 30, 2020 (UNAUDITED)

PORTFOLIO VALUATION – The Bogle Investment Management Small Cap Growth Fund's (the "Fund") net asset value (“NAV”) is calculated once daily at the close of regular trading hours on the New York Stock Exchange (“NYSE”) (generally 4:00 p.m. Eastern time) on each day the NYSE is open. Securities held by the Fund are valued using the closing price or the last sale price on a national securities exchange or the National Association of Securities Dealers Automatic Quotation System (“NASDAQ”) market system where they are primarily traded. Equity securities traded in the over-the-counter ("OTC") market are valued at their closing prices. If there were no transactions on that day, securities traded principally on an exchange or on NASDAQ will be valued at the mean of the last bid and ask prices prior to the market close. Fixed income securities are valued using an independent pricing service, which considers such factors as security prices, yields, maturities and ratings, and are deemed representative of market values at the close of the market. Investments in Exchange-Traded Funds ("ETFs") are valued at their last reported sale price. Foreign securities are valued based on prices from the primary market in which they are traded, and are translated from the local currency into U.S. dollars using current exchange rates. Investments in other open-end investment companies, if any, are valued based on the NAV of those investment companies (which may use fair value pricing as disclosed in their prospectuses). If market quotations are unavailable or deemed unreliable, securities will be valued in accordance with procedures adopted by the RBB Fund, Inc.’s Board of Directors (the “Board”). Relying on prices supplied by pricing services or dealers or using fair valuation may result in values that are higher or lower than the values used by other investment companies and investors to price the same investments.

FAIR VALUE MEASUREMENTS – The inputs and valuation techniques used to measure the fair value of the Fund's investments are summarized into three levels as described in the hierarchy below:

• Level 1 — Prices are determined using quoted prices in active markets for identical securities.
• Level 2 — Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
• Level 3 — Prices are determined using significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of November 30, 2020, in valuing the Fund's investments carried at fair value:

	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
Common Stocks	$61,522,495	$61,522,495	$-	$-
Short-Term Investments	1,731,155	1,731,155	–	–
Total Investments*	$63,253,650	$63,253,650	$-	$-

* Please refer to Portfolio of Investments for further details.

At the end of each quarter, management evaluates the classification of Levels 1, 2 and 3 assets and liabilities. Various factors are considered, such as changes in liquidity from the prior reporting period; whether or not a broker is willing to execute at the quoted price; the depth and consistency of prices from third party pricing services; and the existence of contemporaneous, observable trades in the market. Additionally, management evaluates the classification of Levels 1, 2 and 3 assets and liabilities on a quarterly basis for changes in listings or delistings on national exchanges.

Due to the inherent uncertainty of determining the fair value of investments that do not have a readily available market value, the fair value of the Fund’s investments may fluctuate from period to period. Additionally, the fair value of investments may differ significantly from the values that would have been used had a ready market existed for such investments and may differ materially from the values the Fund may ultimately realize. Further, such investments may be subject to legal and other restrictions on resale or otherwise less liquid than publicly traded securities.

For fair valuations using significant unobservable inputs, U.S. generally accepted accounting principles (“U.S. GAAP”) requires the Fund to present a reconciliation of the beginning to ending balances for reported market values that presents changes attributable to total realized and unrealized gains or losses, purchase and sales, and transfers in and out of Level 3 during the period. Transfers in and out between levels are based on values at the end of the period. A reconciliation of Level 3 investments is presented only when the Fund had an amount of Level 3 investments at the end of the reporting period that was meaningful in relation to its net assets. The amounts and reasons for Level 3 transfers are disclosed if the Fund had an amount of total transfers during the reporting period that was meaningful in relation to its net assets as of the end of the reporting period.

For the period ended November 30, 2020, the Fund had no Level 3 transfers.

For more information with regard to significant accounting policies, see the most recent semi-annual or annual report filed with the Securities and Exchange Commission.